Related Party Transactions - Schedule of key management compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,692	$ 1,505
Share-based payment	54	155
Post-employment benefits	6	5
Total key management compensation	$ 1,752	$ 1,665